SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating lease:
Right-of-use assets, net	$ 7,363,312	$ 6,632,749
Lease liabilities:
Current lease liabilities	1,924,657	2,100,281
Non-current lease liabilities	5,572,603	4,883,321
Total lease liabilities	$ 7,497,260	$ 6,983,602